ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

		December 31,
		2020	2021
		RMB	RMB
Accrued payroll and employee benefits		194,862	201,657
Refund liability		71,843	147,210
Recharge card	(a)	10,970	76,060
Professional service fee		30,165	41,276
VAT and other tax payables		9,535	18,513
Payable for advertisement		23,287	18,231
Guarantee liability		5,808	9,744
Rental fee		11,153	7,414
Others		34,281	43,498
Total		391,904	563,603

(a)	Recharge card is the amount that customers paid in advance without desginated enrollment contract for childhood & adolescent quality education training courses.